Acquisitions and divestitures - Discontinued operations (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income from discontinued operations
Net operating revenue		$ 43,839	$ 54,502	$ 39,545
Cost of goods sold and services rendered		(24,028)	(21,729)	(17,564)
Operating expenses		(3,376)	(4,654)	(7,850)
Operating loss		17,208	27,693	12,823
Other financial results, net		2,268	3,119	(4,813)
Equity results in associates and joint ventures		246	494
Net income (loss) before income taxes		19,781	29,541	6,990
Adjustments:
Net income (loss) from discontinued operations		2,060	(2,376)	(1,724)
Loss attributable to noncontrolling interests			85	347
Net income (loss) attributable to Vale's shareholders	$ 2,060	2,060	(2,291)	(1,377)
Operating activities
Net income (loss) before income taxes		19,781	29,541	6,990
Investing activities
Net cash used in investing activities		(103)	(2,469)	(129)
Financing activities
Net cash used in financing activities		(11)	(13)	(15)
Discontinued operations [member]
Net income from discontinued operations
Net operating revenue		448	1,083	473
Cost of goods sold and services rendered		264	1,386	1,475
Operating expenses		(13)	(33)	(43)
Impairment and disposals of non-current assets, net		(589)	(3,282)	(935)
Operating loss		(418)	(3,618)	(1,980)
[custom:CumulativeTranslationAdjustmentsI]		3,072
Other financial results, net		(7)	447	2
Derecognition of noncontrolling interest		(585)
Equity results in associates and joint ventures			(26)	(43)
Net income (loss) before income taxes		2,062	(3,197)	(2,021)
Adjustments:
Equity results in associates and joint ventures			26	43
Depreciation, amortization and depletion			69	19
Impairment and disposals of non-current assets, net		589	3,282	935
Derecognition of noncontrolling interest		585
Financial results, net		(3,065)	(447)	(2)
Decrease in assets and liabilities		(130)	(49)	(29)
Net cash generated (used) by operating activities		41	(316)	(1,055)
Income taxes		2	(821)	(297)
Net income (loss) from discontinued operations		2,060	(2,376)	(1,724)
Loss attributable to noncontrolling interests			(85)	(347)
Net income (loss) attributable to Vale's shareholders		2,060	(2,291)	(1,377)
Operating activities
Net income (loss) before income taxes		2,062	(3,197)	(2,021)
Investing activities
Additions to property, plant and equipment		38	194	203
Acquisition of NLC, net of cash			2,345
Disposal of coal, net of cash		(65)
Other			70	74
Net cash used in investing activities		(103)	(2,469)	(129)
Financing activities
Payments		11	13	15
Net cash used in financing activities		(11)	(13)	(15)
Net cash used by discontinued operations		$ (73)	$ (2,798)	$ (1,199)